Annual Total Returns - VIPInvestmentGradeBondPortfolio-InvestorPRO - VIPInvestmentGradeBondPortfolio-InvestorPRO - VIP Investment Grade Bond Portfolio - VIP Investment Grade Bond Portfolio - Investor Class
Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	(0.71%)
Annual Return 2016	4.74%
Annual Return 2017	4.20%
Annual Return 2018	(0.57%)
Annual Return 2019	9.67%
Annual Return 2020	9.33%
Annual Return 2021	(0.64%)
Annual Return 2022	(12.96%)
Annual Return 2023	6.11%
Annual Return 2024	1.75%